NOTE 5 – PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
NOTE 5 - PROPERTY AND EQUIPMENT - Schedule of Propery Plant and Equipment
	June 30,	December 31,
	2023	2022
Telecommunication equipment	$349,064	$317,958
Telecommunication software	754,074	640,566
Other equipment	99,487	99,126
Total property and equipment	1,202,625	1,057,650
Accumulated depreciation and amortization	(729,091)	(656,629)
Total property and equipment	$473,534	$401,021

	December 31,	December 31,
	2022	2021
Telecommunication equipment	$317,958	$258,871
Telecommunication software	640,566	618,125
Other equipment	99,126	108,805
Total property and equipment	1,057,650	985,801
Accumulated depreciation and amortization	(656,629)	(576,419)
Total property and equipment	$401,021	$409,382